UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Institutional Long Duration Credit Fund

(RPLCX)

This semi-annual shareholder report contains important information about Institutional Long Duration Credit Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Long Duration Credit Fund	$23	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$257,880
Number of Portfolio Holdings	551

Portfolio Turnover Rate	23.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.0%
AA Rated	8.6
A Rated	34.5
BBB Rated	45.1
U.S. Treasury Securities	9.4
Reserves	1.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	9.4%
AT&T	2.1
UnitedHealth Group	1.9
JPMorgan Chase	1.4
Oracle	1.2
Bank of America	1.2
Goldman Sachs Group	1.2
CVS Health	1.2
Verizon Communications	1.1
T-Mobile USA	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

E151-053 1/25

Institutional Long Duration Credit Fund

 (RPLCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2024
Institutional Long Duration Credit
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes

T. ROWE PRICE Institutional Long Duration Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7 .52 $ 7 .77 $ 8 .59 $ 10 .70 $ 11 .00 $ 10 .68
Investment activities
Net investment income
(1)(2)
0 .19 0 .37 0 .34 0 .33 0 .36 0 .40
Net realized and unrealized gain/
loss 0 .30 ( 0 .21 ) ( 0 .79 ) ( 1 .76 ) 0 .15 1 .35
Total from investment activities 0 .49 0 .16 ( 0 .45 ) ( 1 .43 ) 0 .51 1 .75
Distributions
Net investment income ( 0 .21 ) ( 0 .41 ) ( 0 .37 ) ( 0 .38 ) ( 0 .41 ) ( 0 .43 )
Net realized gain – – – ( 0 .27 ) ( 0 .40 ) ( 1 .00 )
Tax return of capital – – – ( 0 .03 ) – –
Total distributions ( 0 .21 ) ( 0 .41 ) ( 0 .37 ) ( 0 .68 ) ( 0 .81 ) ( 1 .43 )
NET ASSET VALUE
End of period $ 7 .80 $ 7 .52 $ 7 .77 $ 8 .59 $ 10 .70 $ 11 .00
Ratios/Supplemental Data
Total return
(2)(3)
6 .55% 2 .14% ( 5 .14 ) % ( 14 .69 ) % 4 .39% 17 .12%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .45%
(4)
0 .45% 0 .45% 0 .45% 0 .45% 0 .46%
Net expenses after waivers/
payments by Price Associates 0 .45%
(4)
0 .45% 0 .45% 0 .45% 0 .45% 0 .46%
Net investment income 4 .88%
(4)
4 .87% 4 .26% 3 .21% 3 .19% 3 .56%
Portfolio turnover rate 23 .2% 59 .3% 46 .7% 59 .9% 50 .9% 70 .5%
Net assets, end of period (in
thousands) $ 257,880 $ 156,733 $ 55,544 $ 24,849 $ 19,168 $ 23,979
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Long Duration Credit Fund
November 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  80.2%
Banking  11.1%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (1) 200 218
Banco Bilbao Vizcaya Argentaria,
VR, 6.033%, 3/13/35 (2) 400 407
Banco Santander, 5.439%, 7/15/31  800 816
Banco Santander, 6.921%, 8/8/33  200 216
Bank of America, 5.00%, 1/21/44  1,100 1,073
Bank of America, VR, 2.676%,
6/19/41 (2) 200 144
Bank of America, VR, 2.687%,
4/22/32 (2) 200 175
Bank of America, VR, 4.078%,
4/23/40 (2) 300 266
Bank of America, VR, 4.33%,
3/15/50 (2) 1,205 1,046
Bank of America, VR, 5.468%,
1/23/35 (2) 210 215
Bank of America, Series N, VR,
2.651%, 3/11/32 (2) 250 219
Bank of New York Mellon, VR,
6.474%, 10/25/34 (2) 230 253
Barclays, 5.25%, 8/17/45  250 247
Barclays, VR, 6.036%, 3/12/55 (2) 200 212
Barclays, VR, 7.437%, 11/2/33 (2) 200 225
BNP Paribas, VR, 2.871%,
4/19/32 (1)(2) 200 173
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 249
Capital One Financial, VR, 3.273%,
3/1/30 (2) 250 233
Capital One Financial, VR, 6.051%,
2/1/35 (2) 150 157
Capital One Financial, VR, 6.377%,
6/8/34 (2) 300 318
Citigroup, 4.65%, 7/30/45  530 483
Citigroup, VR, 4.281%, 4/24/48 (2) 600 513
Citigroup, VR, 5.827%, 2/13/35 (2) 500 509
Citigroup, VR, 6.174%, 5/25/34 (2) 115 120
Credit Agricole, 5.365%, 3/11/34 (1)
(3) 500 512
Danske Bank, VR, 5.705%,
3/1/30 (1)(2) 200 205
Fifth Third Bancorp, 8.25%, 3/1/38  300 366
Goldman Sachs Group, 2.60%,
2/7/30  100 90
Goldman Sachs Group, 4.75%,
10/21/45  515 479
Goldman Sachs Group, 5.15%,
5/22/45  950 915
Goldman Sachs Group, 6.25%,
2/1/41  700 769
Goldman Sachs Group, VR, 5.016%,
10/23/35 (2) 900 867
HSBC Holdings, 7.625%, 5/17/32  155 175
Par/Shares $ Value
(Amounts in 000s)
‡
HSBC Holdings, VR, 5.719%,
3/4/35 (2)(3) 275 282
HSBC Holdings, VR, 5.874%,
11/18/35 (2) 1,000 1,006
HSBC Holdings, VR, 6.332%,
3/9/44 (2) 400 436
HSBC Holdings, VR, 7.399%,
11/13/34 (2) 290 322
ING Groep, VR, 5.55%, 3/19/35 (2) 500 507
ING Groep, VR, 6.114%, 9/11/34 (2) 200 211
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 330 350
JPMorgan Chase, 4.95%, 6/1/45  400 380
JPMorgan Chase, 5.625%, 8/16/43  1,005 1,047
JPMorgan Chase, VR, 3.882%,
7/24/38 (2) 730 643
JPMorgan Chase, VR, 4.26%,
2/22/48 (2) 750 648
JPMorgan Chase, VR, 4.946%,
10/22/35 (2) 610 605
JPMorgan Chase, VR, 5.336%,
1/23/35 (2) 185 188
Lloyds Banking Group, 4.344%,
1/9/48  200 164
Lloyds Banking Group, VR, 5.679%,
1/5/35 (2) 225 230
Morgan Stanley, 4.30%, 1/27/45  950 836
Morgan Stanley, VR, 3.217%,
4/22/42 (2) 450 349
NatWest Group, VR, 6.016%,
3/2/34 (2) 250 262
PNC Financial Services Group, VR,
4.626%, 6/6/33 (2) 250 241
Santander Holdings USA, VR,
6.342%, 5/31/35 (2) 560 577
Societe Generale, VR, 6.066%,
1/19/35 (1)(2) 365 371
Standard Chartered, VR, 5.905%,
5/14/35 (1)(2) 650 668
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 208
State Street, VR, 5.159%, 5/18/34 (2)
(3) 305 309
Sumitomo Mitsui Financial Group,
5.766%, 1/13/33  200 210
U.S. Bancorp, VR, 5.678%,
1/23/35 (2) 325 335
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 152
UBS Group, VR, 5.379%, 9/6/45 (1)
(2) 235 231
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 206
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 214
Wells Fargo, 3.90%, 5/1/45  350 289
Wells Fargo, VR, 2.393%, 6/2/28 (2) 150 141
Wells Fargo, VR, 3.068%, 4/30/41 (2) 2,000 1,522
Wells Fargo, VR, 5.499%, 1/23/35 (2) 250 256

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wells Fargo, VR, 5.557%, 7/25/34 (2) 200 205
Wells Fargo Bank, 6.60%, 1/15/38  250 280
Westpac Banking, VR, 2.668%,
11/15/35 (2) 500 429
Westpac Banking, VR, 5.618%,
11/20/35 (2) 530 534
28,709
Basic Industry  2.0%
BHP Billiton Finance USA, 5.50%,
9/8/53  35 36
Celanese U.S. Holdings, 6.95%,
11/15/33  1,000 1,066
Dow Chemical, 4.80%, 5/15/49  490 432
Dow Chemical, 5.60%, 2/15/54  350 348
Ecolab, 2.70%, 12/15/51  300 191
Ecolab, 3.70%, 11/1/46  30 23
FMC, 6.375%, 5/18/53  600 623
Freeport-McMoRan, 5.45%, 3/15/43  300 291
International Paper, 4.35%, 8/15/48  139 117
LYB International Finance III,
5.625%, 5/15/33  250 258
LyondellBasell Industries, 4.625%,
2/26/55  400 333
Newmont, 5.45%, 6/9/44  195 195
Nucor, 4.40%, 5/1/48  75 66
Southern Copper, 5.25%, 11/8/42  200 187
Southern Copper, 5.875%, 4/23/45  500 501
Southern Copper, 7.50%, 7/27/35  200 230
Westlake, 3.125%, 8/15/51  500 327
5,224
Brokerage Asset Managers
Exchanges  0.8%
BlackRock Funding, 5.00%, 3/14/34  750 760
Intercontinental Exchange, 4.95%,
6/15/52  300 284
Intercontinental Exchange, 5.25%,
6/15/31  345 353
Nasdaq, 3.95%, 3/7/52  220 173
Nasdaq, 5.95%, 8/15/53  340 361
1,931
Capital Goods  4.9%
Amphenol, 5.25%, 4/5/34  270 276
Amphenol, 5.375%, 11/15/54  1,200 1,207
Boeing, 5.705%, 5/1/40  300 290
Boeing, 5.805%, 5/1/50  500 472
Boeing, 6.528%, 5/1/34 (1) 845 894
Carrier Global, 6.20%, 3/15/54  198 220
CRH America Finance, 5.40%,
5/21/34  750 768
Deere, 3.90%, 6/9/42  650 562
Honeywell International, 5.25%,
3/1/54  500 495
Huntington Ingalls Industries,
5.749%, 1/15/35  355 361
Ingersoll Rand, 5.70%, 6/15/54  170 176
Johnson Controls International,
4.50%, 2/15/47  250 217
Par/Shares $ Value
(Amounts in 000s)
‡
L3Harris Technologies, 4.854%,
4/27/35  280 272
Martin Marietta Materials, 4.25%,
12/15/47  305 256
Martin Marietta Materials, 5.50%,
12/1/54  1,200 1,199
Masco, 4.50%, 5/15/47 (3) 360 307
Owens Corning, 5.95%, 6/15/54  550 577
Republic Services, 5.00%, 12/15/33  530 531
Republic Services, 5.00%, 4/1/34  25 25
Stanley Black & Decker, 2.75%,
11/15/50  800 487
Trane Technologies Financing,
5.10%, 6/13/34  275 278
Vulcan Materials, 4.50%, 6/15/47  130 113
Vulcan Materials, 5.70%, 12/1/54  1,250 1,287
Waste Connections, 2.95%, 1/15/52  175 117
Waste Management, 4.875%,
2/15/34 (3) 350 351
Waste Management, 5.35%,
10/15/54  1,000 1,011
12,749
Communications  9.6%
American Tower, 5.45%, 2/15/34  265 271
American Tower, 5.90%, 11/15/33  300 315
AT&T, 3.50%, 6/1/41  1,750 1,401
AT&T, 3.55%, 9/15/55  1,000 709
AT&T, 3.80%, 12/1/57  2,228 1,629
AT&T, 4.65%, 6/1/44  750 672
AT&T, 4.75%, 5/15/46  800 727
AT&T, 5.40%, 2/15/34  200 205
Bell Canada, 5.10%, 5/11/33  250 248
Charter Communications Operating,
3.50%, 3/1/42  600 424
Charter Communications Operating,
3.70%, 4/1/51  600 396
Charter Communications Operating,
5.75%, 4/1/48  425 379
Charter Communications Operating,
6.484%, 10/23/45  300 294
Charter Communications Operating,
6.65%, 2/1/34  280 295
Comcast, 2.45%, 8/15/52  350 204
Comcast, 2.887%, 11/1/51  1,250 808
Comcast, 3.90%, 3/1/38  150 130
Comcast, 4.00%, 3/1/48  500 405
Comcast, 4.049%, 11/1/52  755 604
Cox Communications, 2.95%,
10/1/50 (1) 230 142
Cox Communications, 5.45%,
9/1/34 (1) 270 267
Cox Communications, 5.70%,
6/15/33 (1) 500 505
Crown Castle, 2.90%, 4/1/41  250 182
Crown Castle, 4.75%, 5/15/47  185 163
Interpublic Group of Companies,
5.375%, 6/15/33 (3) 340 341

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Meta Platforms, 5.40%, 8/15/54  555 567
Meta Platforms, 5.60%, 5/15/53  380 399
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,517
Rogers Communications, 4.35%,
5/1/49  175 146
Rogers Communications, 4.50%,
3/15/42  160 141
Rogers Communications, 4.55%,
3/15/52  250 211
Rogers Communications, 5.00%,
3/15/44  350 325
Rogers Communications, 5.30%,
2/15/34  225 225
T-Mobile USA, 3.40%, 10/15/52  500 354
T-Mobile USA, 5.05%, 7/15/33  250 250
T-Mobile USA, 5.25%, 6/15/55  925 885
T-Mobile USA, 5.75%, 1/15/34  300 315
T-Mobile USA, 5.75%, 1/15/54  680 698
Telefonica Emisiones, 5.213%,
3/8/47  650 601
Telefonica Emisiones, 5.52%, 3/1/49  500 483
Time Warner Cable, 5.875%,
11/15/40  700 645
Time Warner Cable, 6.75%, 6/15/39  470 474
TWDC Enterprises 18, 4.125%,
6/1/44  700 600
Verizon Communications, 2.65%,
11/20/40  1,000 710
Verizon Communications, 2.987%,
10/30/56  1,536 970
Verizon Communications, 4.862%,
8/21/46  1,150 1,065
Vodafone Group, 4.875%, 6/19/49  230 206
Vodafone Group, 5.75%, 6/28/54  800 800
Walt Disney, 2.75%, 9/1/49  800 526
24,829
Consumer Cyclical  4.4%
Aptiv, 5.15%, 9/13/34  1,300 1,245
AutoZone, 4.75%, 2/1/33  250 244
AutoZone, 5.20%, 8/1/33  200 201
Best Buy, 1.95%, 10/1/30  200 171
CBRE Services, 5.95%, 8/15/34  245 258
Cummins, 5.45%, 2/20/54  1,000 1,022
Daimler Truck Finance North
America, 5.375%, 1/18/34 (1) 450 458
Dollar General, 5.45%, 7/5/33 (3) 250 249
eBay, 4.00%, 7/15/42  500 411
Ford Motor, 4.75%, 1/15/43  200 167
Ford Motor Credit, 7.122%, 11/7/33  215 230
General Motors, 6.60%, 4/1/36  600 646
General Motors, 6.75%, 4/1/46  375 408
Home Depot, 3.125%, 12/15/49  1,000 706
Home Depot, 4.20%, 4/1/43  1,000 878
Home Depot, 4.40%, 3/15/45  200 178
Lowe's, 4.65%, 4/15/42  250 228
Lowe's, 5.625%, 4/15/53  400 404
Lowe's, 5.85%, 4/1/63  300 308
Par/Shares $ Value
(Amounts in 000s)
‡
Magna International, 5.50%, 3/21/33  270 278
McDonald's, 4.20%, 4/1/50  90 75
McDonald's, 5.45%, 8/14/53 (3) 250 251
O'Reilly Automotive, 5.00%, 8/19/34  1,500 1,482
Tractor Supply, 5.25%, 5/15/33  250 253
Uber Technologies, 5.35%, 9/15/54  290 282
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (1) 250 255
11,288
Consumer Non-Cyclical  10.7%
AbbVie, 4.05%, 11/21/39  500 441
AbbVie, 4.25%, 11/21/49  735 630
AbbVie, 4.50%, 5/14/35  400 383
AbbVie, 5.50%, 3/15/64  335 341
Altria Group, 5.80%, 2/14/39  140 144
Amgen, 3.375%, 2/21/50  1,000 720
Amgen, 4.95%, 10/1/41  600 564
Amgen, 5.65%, 3/2/53  1,125 1,147
Anheuser-Busch, 4.90%, 2/1/46  1,980 1,888
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 316
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  1,400 1,459
BAT Capital, 4.39%, 8/15/37  610 542
BAT Capital, 6.00%, 2/20/34  110 115
BAT Capital, 7.079%, 8/2/43  180 201
BAT Capital, 7.081%, 8/2/53  350 399
Bayer U.S. Finance, 6.875%,
11/21/53 (1) 200 212
Becton Dickinson & Company,
4.669%, 6/6/47  200 178
Biogen, 3.15%, 5/1/50  270 179
Bristol-Myers Squibb, 4.125%,
6/15/39  800 717
Bristol-Myers Squibb, 5.65%, 2/22/64  225 228
Centra Health, 4.70%, 1/1/48  190 164
Cigna Group, 3.875%, 10/15/47  370 287
Cigna Group, 4.90%, 12/15/48  600 542
CommonSpirit Health, 3.91%,
10/1/50  170 133
CommonSpirit Health, 4.187%,
10/1/49  135 111
CVS Health, 4.125%, 4/1/40  330 274
CVS Health, 5.05%, 3/25/48  1,765 1,559
CVS Health, 5.25%, 2/21/33  170 168
CVS Health, 6.00%, 6/1/44  750 752
CVS Health, 6.00%, 6/1/63  250 245
Eli Lilly, 5.00%, 2/9/54  350 338
Hackensack Meridian Health,
4.211%, 7/1/48  170 147
HCA, 4.375%, 3/15/42  580 489
HCA, 4.625%, 3/15/52  400 331
HCA, 5.90%, 6/1/53  250 250
Icon Investments Six, 6.00%, 5/8/34  200 206
IQVIA, 6.25%, 2/1/29  95 99
Kroger, 5.50%, 9/15/54  525 520
Mars, 4.75%, 4/20/33 (1) 225 222

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Mead Johnson Nutrition, 4.60%,
6/1/44  550 496
Merck, 4.15%, 5/18/43  700 614
Merck, 5.00%, 5/17/53  340 327
Pfizer Investment Enterprises,
5.11%, 5/19/43  1,300 1,270
Pfizer Investment Enterprises,
5.30%, 5/19/53  190 186
Philip Morris International, 4.90%,
11/1/34 (3) 1,000 988
Philip Morris International, 5.25%,
2/13/34  500 508
Reynolds American, 5.70%, 8/15/35  150 154
Reynolds American, 5.85%, 8/15/45  600 591
Roche Holdings, 5.218%, 3/8/54 (1) 500 504
Solventum, 5.90%, 4/30/54 (1) 750 764
Sutter Health, 5.547%, 8/15/53 (3) 95 101
Sysco, 6.00%, 1/17/34  400 428
Takeda Pharmaceutical, 5.65%,
7/5/44 (3) 1,000 1,028
Thermo Fisher Scientific, 5.404%,
8/10/43 (3) 350 358
Tyson Foods, 5.10%, 9/28/48  195 181
Tyson Foods, 5.15%, 8/15/44  550 517
Utah Acquisition Sub, 5.25%, 6/15/46  250 218
Viatris, 4.00%, 6/22/50  400 285
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 86
Zoetis, 4.70%, 2/1/43  300 276
27,521
Electric  9.1%
AEP Texas, 5.40%, 6/1/33  220 222
Ameren Illinois, 4.50%, 3/15/49  500 445
American Electric Power, 5.625%,
3/1/33  250 258
Appalachian Power, 6.375%, 4/1/36  145 155
Appalachian Power, 7.00%, 4/1/38  200 228
Appalachian Power, Series Y, 4.50%,
3/1/49  1,200 1,016
Baltimore Gas & Electric, 5.40%,
6/1/53  95 95
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 780
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 323
Chile Electricity Mpc II, 5.58%,
10/20/35 (1) 430 424
Commonwealth Edison, 5.30%,
2/1/53  40 40
Commonwealth Edison, 5.65%,
6/1/54  500 522
Consolidated Edison of New York,
6.15%, 11/15/52  400 443
Constellation Energy Generation,
5.75%, 3/15/54  500 511
Constellation Energy Generation,
6.25%, 10/1/39  300 323
Par/Shares $ Value
(Amounts in 000s)
‡
Consumers Energy, 3.75%, 2/15/50  500 398
DTE Energy, 5.85%, 6/1/34  360 377
Duke Energy, 3.75%, 9/1/46  130 99
Duke Energy, 6.10%, 9/15/53  250 266
Duke Energy Indiana, 5.40%, 4/1/53  70 70
Duke Energy Ohio, 5.55%, 3/15/54  750 763
Duke Energy Progress, 5.35%,
3/15/53  200 200
El Paso Electric, 5.00%, 12/1/44  110 98
Exelon, 4.10%, 3/15/52  170 138
Exelon, 5.60%, 3/15/53  285 287
FirstEnergy, Series C, 4.85%,
7/15/47  550 496
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 175
FirstEnergy Transmission, 5.00%,
1/15/35 (1) 595 589
Florida Power & Light, 2.875%,
12/4/51  130 87
Florida Power & Light, 5.60%,
6/15/54  500 527
Georgia Power, 4.95%, 5/17/33  140 140
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 740 764
IPALCO Enterprises, 5.75%, 4/1/34  825 845
ITC Holdings, 5.65%, 5/9/34 (1) 1,000 1,032
Kentucky Utilities, 4.375%, 10/1/45  200 173
Louisville Gas & Electric, 4.375%,
10/1/45  100 87
Nevada Power, 6.00%, 3/15/54  300 323
Nevada Power, Series GG, 5.90%,
5/1/53  750 795
New York State Electric & Gas,
5.85%, 8/15/33 (1) 90 94
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 30
NextEra Energy Capital Holdings,
5.25%, 2/28/53  585 564
NextEra Energy Capital Holdings,
5.55%, 3/15/54  500 504
Niagara Mohawk Power, 5.29%,
1/17/34 (1) 500 501
Pacific Gas & Electric, 4.95%, 7/1/50  250 222
Pacific Gas & Electric, 6.15%,
1/15/33  150 158
Pacific Gas & Electric, 6.75%,
1/15/53  390 437
Pacific Gas & Electric, 6.95%,
3/15/34  410 459
PECO Energy, 4.90%, 6/15/33  300 302
PECO Energy, 5.25%, 9/15/54  1,000 995
PPL Capital Funding, 5.25%, 9/1/34  1,000 1,008
Public Service Company of Colorado,
5.25%, 4/1/53  100 98
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 45
Southern, 4.25%, 7/1/36  430 397
Southern, 4.40%, 7/1/46  600 515

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southern, 5.70%, 3/15/34  140 147
Southern California Edison, 5.75%,
4/15/54  500 519
Southern California Edison, 5.875%,
12/1/53  250 263
Southern California Edison, Series C,
4.125%, 3/1/48  150 123
Southwestern Public Service, 6.00%,
6/1/54  160 171
Vistra Operations, 4.30%, 7/15/29 (1) 225 217
Vistra Operations, 5.70%,
12/30/34 (1) 1,025 1,041
Vistra Operations, 6.95%,
10/15/33 (1) 90 99
23,423
Energy  9.2%
Canadian Natural Resources, 6.25%,
3/15/38  300 315
Cheniere Energy, 5.65%, 4/15/34  250 256
Cheniere Energy Partners, 5.75%,
8/15/34 (1) 820 835
ConocoPhillips, 5.55%, 3/15/54  350 352
Continental Resources, 4.90%,
6/1/44  600 500
Devon Energy, 5.20%, 9/15/34  1,500 1,461
Diamondback Energy, 4.25%,
3/15/52  170 136
Enbridge, 5.95%, 4/5/54  500 522
Enbridge, 6.70%, 11/15/53  120 137
Enbridge Energy Partners, 7.375%,
10/15/45  120 142
Energy Transfer, 5.15%, 2/1/43  850 782
Energy Transfer, 5.95%, 5/15/54  425 430
Energy Transfer, 6.50%, 2/1/42  595 640
Eni, 5.95%, 5/15/54 (1) 295 299
Enterprise Products Operating,
3.30%, 2/15/53  1,400 981
Enterprise Products Operating,
3.95%, 1/31/60  500 384
EOG Resources, 5.65%, 12/1/54 (3) 1,250 1,278
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 219
Marathon Oil, 5.20%, 6/1/45  300 297
MPLX, 4.90%, 4/15/58  500 426
MPLX, 5.65%, 3/1/53  300 294
Occidental Petroleum, 4.40%,
4/15/46  350 274
Occidental Petroleum, 6.05%,
10/1/54  390 388
Occidental Petroleum, 6.60%,
3/15/46  375 396
ONEOK, 5.70%, 11/1/54  1,000 995
ONEOK, 6.625%, 9/1/53  295 326
ONEOK, 7.15%, 1/15/51  500 571
ONEOK Partners, 6.85%, 10/15/37  250 278
Ovintiv, 6.25%, 7/15/33  75 78
Patterson-UTI Energy, 7.15%,
10/1/33 (3) 85 91
Par/Shares $ Value
(Amounts in 000s)
‡
Phillips 66, 4.95%, 3/15/35  1,300 1,263
Raizen Fuels Finance, 5.70%,
1/17/35 (1) 540 520
Raizen Fuels Finance, 6.45%,
3/5/34 (1) 200 205
Shell Finance U.S., 4.375%, 5/11/45  1,000 878
South Bow USA Infrastructure
Holdings, 6.176%, 10/1/54 (1) 1,000 1,007
Southern Natural Gas, 4.80%,
3/15/47 (1) 205 179
Spectra Energy Partners, 5.95%,
9/25/43  115 118
Suncor Energy, 4.00%, 11/15/47  310 241
Targa Resources, 4.95%, 4/15/52  80 72
Targa Resources, 5.50%, 2/15/35  275 279
Targa Resources, 6.50%, 2/15/53  100 110
TotalEnergies Capital, 5.275%,
9/10/54  500 487
TotalEnergies Capital, 5.488%,
4/5/54  800 810
TransCanada PipeLines, 6.10%,
6/1/40  450 474
Transcanada Trust, VR, 5.30%,
3/15/77 (2) 120 117
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 504
Western Midstream Operating,
5.50%, 8/15/48  650 588
Williams, 4.85%, 3/1/48  100 90
Williams, 5.80%, 11/15/54  750 773
Woodside Finance, 5.10%, 9/12/34  1,000 979
23,777
Finance Companies  1.1%
AerCap Ireland Capital, 3.40%,
10/29/33  300 261
AerCap Ireland Capital, 5.30%,
1/19/34  500 501
AerCap Ireland Capital, 6.15%,
9/30/30  150 158
GATX, 5.45%, 9/15/33  250 256
GATX, 6.05%, 6/5/54 (3) 700 756
GATX, 6.90%, 5/1/34  270 302
SMBC Aviation Capital Finance,
5.55%, 4/3/34 (1) 600 608
2,842
Insurance  6.8%
Aetna, 3.875%, 8/15/47  500 376
Aetna, 4.75%, 3/15/44  450 391
Aflac, 4.75%, 1/15/49  550 501
AIA Group, 4.95%, 3/30/35 (1) 500 497
AIA Group, 5.375%, 4/5/34 (1)(3) 365 372
American International Group,
5.125%, 3/27/33  425 427
Arch Capital Group, 7.35%, 5/1/34  200 230
Arthur J Gallagher, 5.75%, 7/15/54  750 768
Chubb, Series 1, 6.50%, 5/15/38  200 227

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chubb INA Holdings, 2.85%,
12/15/51 (3) 100 67
Corebridge Financial, 4.40%, 4/5/52  800 669
Elevance Health, 4.375%, 12/1/47  355 301
Elevance Health, 5.125%, 2/15/53  100 94
Elevance Health, 5.70%, 2/15/55  1,500 1,536
Equitable Holdings, 5.594%, 1/11/33  100 103
Health Care Service A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 845 858
Humana, 5.50%, 3/15/53  75 72
Humana, 5.75%, 4/15/54  260 258
Humana, 5.95%, 3/15/34  185 192
Jackson Financial, 4.00%, 11/23/51  300 220
Liberty Mutual Group, 4.85%,
8/1/44 (1) 180 160
Marsh & McLennan, 5.00%, 3/15/35  1,000 1,004
Marsh & McLennan, 5.45%, 3/15/53  200 202
Marsh & McLennan, 5.70%, 9/15/53  155 162
Metropolitan Life Global Funding I,
5.05%, 1/8/34 (1) 500 503
Principal Financial Group, 6.05%,
10/15/36  235 253
Reinsurance Group of America,
6.00%, 9/15/33  250 264
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (1) 200 187
UnitedHealth Group, 3.25%, 5/15/51  500 353
UnitedHealth Group, 3.50%, 8/15/39  300 247
UnitedHealth Group, 4.20%, 1/15/47  1,000 854
UnitedHealth Group, 4.25%, 6/15/48  750 638
UnitedHealth Group, 4.75%, 7/15/45  600 561
UnitedHealth Group, 5.35%, 2/15/33  160 165
UnitedHealth Group, 5.375%,
4/15/54  315 313
UnitedHealth Group, 5.50%, 7/15/44  750 764
UnitedHealth Group, 5.875%,
2/15/53  900 959
Unum Group, 4.50%, 12/15/49  750 625
Voya Financial, 5.70%, 7/15/43  500 498
Willis North America, 5.90%, 3/5/54  600 620
17,491
Miscellaneous  0.1%
Ally Financial, 8.00%, 11/1/31  200 224
224
Natural Gas  1.8%
APA Infrastructure, 5.75%,
9/16/44 (1)(3) 495 499
Boston Gas, 6.119%, 7/20/53 (1) 215 220
Engie, 5.875%, 4/10/54 (1) 750 767
NiSource, 3.95%, 3/30/48  260 208
NiSource, 5.35%, 4/1/34  750 762
NiSource, 5.40%, 6/30/33  75 76
Piedmont Natural Gas, 5.40%,
6/15/33  250 256
Sempra, 3.80%, 2/1/38  600 513
Sempra, 4.00%, 2/1/48  120 96
Sempra, 5.50%, 8/1/33  250 257
Par/Shares $ Value
(Amounts in 000s)
‡
Southern Company Gas Capital,
3.95%, 10/1/46  500 403
Southern Gas Capital, 4.95%,
9/15/34  500 495
4,552
Real Estate Investment
Trusts  1.2%
Alexandria Real Estate Equities,
4.75%, 4/15/35  70 68
Alexandria Real Estate Equities,
5.25%, 5/15/36  110 110
Essex Portfolio, 4.50%, 3/15/48  130 111
Goodman U.S. Finance Six, 5.125%,
10/7/34 (1) 215 213
Kilroy Realty, 2.65%, 11/15/33  350 274
NNN REIT, 4.80%, 10/15/48  235 207
Prologis, 5.00%, 3/15/34  500 500
Public Storage Operating, 5.35%,
8/1/53  55 55
Regency Centers, 4.40%, 2/1/47  500 429
Regency Centers, 5.25%, 1/15/34  520 527
Simon Property Group, 5.85%,
3/8/53  200 210
Simon Property Group, 6.65%,
1/15/54  250 292
2,996
Technology  5.0%
Broadcom, 4.926%, 5/15/37 (1) 400 388
Broadcom, 5.05%, 7/12/29  800 807
Cadence Design Systems, 4.70%,
9/10/34  135 132
CDW, 5.55%, 8/22/34  1,000 1,002
Corning, 5.85%, 11/15/68  750 761
Fiserv, 4.40%, 7/1/49  185 160
Fiserv, 5.45%, 3/15/34  715 731
Fiserv, 5.60%, 3/2/33  85 88
Foundry JV Holdco, 6.40%,
1/25/38 (1) 495 516
Intel, 4.60%, 3/25/40  500 440
Intel, 5.60%, 2/21/54  1,000 948
Intuit, 5.50%, 9/15/53  115 118
Keysight Technologies, 4.95%,
10/15/34  1,500 1,473
Micron Technology, 3.366%, 11/1/41  400 303
Motorola Solutions, 5.40%, 4/15/34  140 143
Motorola Solutions, 5.50%, 9/1/44  400 402
NXP, 3.25%, 5/11/41  400 304
Oracle, 3.60%, 4/1/40  1,000 811
Oracle, 3.95%, 3/25/51  350 273
Oracle, 5.55%, 2/6/53  630 626
Oracle, 6.90%, 11/9/52  1,250 1,467
Texas Instruments, 5.00%, 3/14/53  250 242
Texas Instruments, 5.05%, 5/18/63  180 172
Thomson Reuters, 5.85%, 4/15/40  500 521
Workday, 3.80%, 4/1/32  200 185
13,013

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Transportation  2.4%
Burlington Northern Santa Fe,
3.90%, 8/1/46  1,000 817
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 74
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 298
Burlington Northern Santa Fe,
5.50%, 3/15/55  345 357
Canadian National Railway, 5.85%,
11/1/33  270 290
Canadian Pacific Railway, 3.10%,
12/2/51  875 607
Canadian Pacific Railway, 4.70%,
5/1/48  500 456
CSX, 4.30%, 3/1/48  140 121
CSX, 4.50%, 11/15/52  400 356
CSX, 4.90%, 3/15/55 (3) 550 517
ERAC USA Finance, 5.20%,
10/30/34 (1) 500 504
ERAC USA Finance, 5.40%,
5/1/53 (1)(3) 250 252
FedEx, 4.40%, 1/15/47  500 422
FedEx, 4.55%, 4/1/46  800 693
Norfolk Southern, 4.837%, 10/1/41  250 236
Norfolk Southern, 5.35%, 8/1/54 (3) 250 250
6,250
Total Corporate Bonds (Cost
$208,258) 206,819
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  3.5%
Owned No Guarantee  1.2%
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (1) 790 824
Petroleos Mexicanos, 5.50%, 6/27/44  1,175 763
Petroleos Mexicanos, 6.50%, 6/2/41  1,000 746
Petroleos Mexicanos, 7.69%, 1/23/50  200 157
Saudi Arabian Oil, 5.75%, 7/17/54  530 519
3,009
Sovereign  2.3%
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (1) 370 365
Republic of Chile, 5.33%, 1/5/54 (3) 1,000 976
Republic of Colombia, 4.125%,
5/15/51  200 120
Republic of Colombia, 8.75%,
11/14/53  200 210
Republic of Panama, 4.50%, 4/16/50  1,400 947
Republic of Panama, 4.50%, 1/19/63  200 130
Republic of Panama, 7.875%, 3/1/57  200 209
Republic of Peru, 3.00%, 1/15/34  800 666
Republic of Peru, 5.375%, 2/8/35  90 89
State of Qatar, 4.40%, 4/16/50 (1) 200 177
United Mexican States, 4.40%,
2/12/52  400 288
Par/Shares $ Value
(Amounts in 000s)
‡
United Mexican States, 4.75%,
3/8/44  600 481
United Mexican States, 6.00%,
5/7/36  1,110 1,085
United Mexican States, 6.338%,
5/4/53  200 187
5,930
Total Foreign Government
Obligations & Municipalities (Cost
$9,119) 8,939
MUNICIPAL SECURITIES  5.2%
California  0.7%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 301
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 420
California, Build America, GO,
7.50%, 4/1/34  500 587
California, Various Purpose, GO,
5.20%, 3/1/43  350 352
Los Angeles Dept. of Water & Power,
Build America, 6.574%, 7/1/45  200 227
1,887
District of Columbia  0.2%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  415 517
517
Florida  0.6%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 320
Miami-Dade County Aviation
Revenue, Series B, 3.856%, 10/1/41  1,200 1,038
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 205
1,563
Georgia  0.9%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 509
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  1,633 1,842
2,351
Illinois  0.1%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  190 203
203
Louisiana  0.0%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 86
86

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 135
135
Michigan  0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 226
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 443
669
Minnesota  0.0%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 126
126
Ohio  0.2%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 531
531
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical Center,
Series B, 3.235%, 7/1/52  85 60
60
Texas  1.5%
Board of Regents of the Univ. of
Texas System, Series D, Build
America, 5.134%, 8/15/42  200 203
Central Texas Regional Mobility
Auth., Series E, 3.167%, 1/1/41  150 121
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 237
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 539
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  650 599
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 245
Grand Parkway Transportation,
Grand Parkway System, 3.306%,
10/1/49  1,500 1,132
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 558
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 105
3,739
Utah  0.5%
Intermountain Power Agency,
Series B, 5.621%, 7/1/45  1,250 1,294
1,294
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 198
Par/Shares $ Value
(Amounts in 000s)
‡
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 103
301
Total Municipal Securities (Cost
$13,733) 13,462
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.3%
Commercial Mortgage-Backed
Securities  0.3%
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  460 400
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K150, Class A2, ARM
3.71%, 9/25/32  265 250
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$675) 650
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  9.4%
U.S. Treasury Obligations  9.4%
U.S. Treasury Bonds, 2.50%, 2/15/45  10,085 7,376
U.S. Treasury Bonds, 3.125%,
5/15/48  3,300 2,624
U.S. Treasury Bonds, 3.625%,
2/15/53  55 48
U.S. Treasury Bonds, 4.125%,
8/15/44 (3)(4) 11,550 10,994
U.S. Treasury Bonds, 4.125%,
8/15/53  530 505
U.S. Treasury Bonds, 4.25%, 8/15/54  750 734
U.S. Treasury Bonds, 4.625%,
5/15/44  525 535
U.S. Treasury Bonds, 4.625%,
5/15/54  1,300 1,351
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $24,347) 24,167
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve
Fund, 4.67% (5)(6) 1,913 1,913
Total Short-Term Investments
(Cost $1,913) 1,913

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  6.1%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve
Fund, 4.67% (5)(6) 1,811 1,811
Total Investments in a Pooled
Account through Securities
Lending Program with JPMorgan
Chase Bank 1,811
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 5.4%
Money Market Funds 5.4%
T. Rowe Price Government Reserve
Fund, 4.67% (5)(6) 13,980 13,980
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 13,980
Total Securities Lending Collateral
(Cost $15,791) 15,791
Total Investments in Securities
105.4% of Net Assets
(Cost $273,836) $ 271,741
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $23,696 and represents 9.2% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(4) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 1.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 1.0%
Credit Default Swaps, Protection Sold 1.0%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S42, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/29 11,300 1,116 782 334
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S43, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/29 8,500 816 634 182
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/34 14,500 201 62 139
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/29 7,750 200 170 30
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/34 10,000 117 96 21
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/29 7,100 184 163 21
Total Centrally Cleared Credit Default Swaps, Protection Sold 727
Total Centrally Cleared Swaps 727
Net payments (receipts) of variation margin to date (678)
Variation margin receivable (payable) on centrally cleared swaps $ 49
** Includes interest purchased or sold but not yet collected of $27.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 181 U.S. Treasury Long Bond contracts 3/25 21,630 $ 546
Short, 68 U.S. Treasury Notes ten year contracts 3/25 (7,561) (39)
Long, 125 Ultra U.S. Treasury Bonds contracts 3/25 15,899 253
Short, 173 Ultra U.S. Treasury Notes ten year contracts 3/25 (19,860) (334)
Net payments (receipts) of variation margin to date (282)
Variation margin receivable (payable) on open futures contracts $ 144

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.67% $ — $ — $ 62 ++
Totals $ — # $ — $ 62 +
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government Reserve Fund, 4.67% $ 3,613 ¤ ¤ $ 17,704
Total $ 17,704 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $62 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,704.

T. ROWE PRICE Institutional Long Duration Credit Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $273,836) $ 271,741
Interest receivable 3,233
Variation margin receivable on futures contracts 144
Variation margin receivable on centrally cleared swaps 49
Receivable for shares sold 47
Cash 4
Other assets 1
Total assets 275,219
Liabilities
Obligation to return securities lending collateral 15,791
Payable for investment securities purchased 1,024
Payable for shares redeemed 343
Investment management and administrative fees payable 97
Other liabilities 84
Total liabilities 17,339
NET ASSETS $ 257,880
Net Assets Consist of:
Total distributable earnings (loss) $ (6,729)
Paid-in capital applicable to 33,047,946 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 264,609
NET ASSETS $ 257,880
NET ASSET VALUE PER SHARE $ 7.80

T. ROWE PRICE Institutional Long Duration Credit Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 5,635
Dividend 62
Securities lending 36
Total income 5,733
Investment management and administrative expense 483
Net investment income 5,250
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (771)
Futures (503)
Swaps 769
Net realized loss (505)
Change in net unrealized gain / loss
Securities 4,798
Futures 592
Swaps 253
Change in net unrealized gain / loss 5,643
Net realized and unrealized gain / loss 5,138
INCREASE IN NET ASSETS FROM OPERATIONS
$ 10,388

T. ROWE PRICE Institutional Long Duration Credit Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,250 $ 4,630
Net realized loss (505) (926)
Change in net unrealized gain / loss 5,643 (1,272)
Increase in net assets from operations 10,388 2,432
Distributions to shareholders
Net earnings (5,808) (5,117)
Capital share transactions
*
Shares sold 119,899 125,763
Distributions reinvested 5,304 4,817
Shares redeemed (28,636) (26,706)
Increase in net assets from capital share transactions 96,567 103,874
Net Assets
Increase during period 101,147 101,189
Beginning of period 156,733 55,544
End of period $ 257,880 $ 156,733
*Share information (000s)
Shares sold 15,240 16,653
Distributions reinvested 681 638
Shares redeemed (3,714) (3,597)
Increase in shares outstanding 12,207 13,694

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional Long Duration Credit Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-
07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the
ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after
December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740)
– Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional Long Duration Credit Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Long Duration Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2024, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 254,037 $ — $ 254,037
Short-Term Investments 1,913 — — 1,913
Securities Lending Collateral 15,791 — — 15,791
Total Securities 17,704 254,037 — 271,741
Swaps* — 727 — 727
Futures Contracts* 799 — — 799
Total $ 18,503 $ 254,764 $ — $ 273,267
Liabilities
Futures Contracts* $ 373 $ — $ — $ 373
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Long Duration Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-
traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $3,659,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 799
Credit derivatives Centrally Cleared Swaps 727
*
Total $ 1,526
*
Liabilities
Interest rate derivatives Futures $ 373
Total $ 373
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (503) $ — $ (503)
Credit derivatives — 769 769
Total $ (503) $ 769 $ 266
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 592 $ — $ 592
Credit derivatives — 253 253
Total $ 592 $ 253 $ 845

T. ROWE PRICE Institutional Long Duration Credit Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 19% and 27% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
November 30, 2024, the notional amount of protection sold by the fund totaled $59,150,000 (22.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements,

T. ROWE PRICE Institutional Long Duration Credit Fund

potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 15% and 23% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2024, the value of loaned securities was $14,917,000; the value of cash collateral and related investments was $15,791,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S.
government securities aggregated $95,671,000 and $6,305,000, respectively, for the six months ended November 30,
2024. Purchases and sales of U.S. government securities aggregated $48,123,000 and $42,497,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Institutional Long Duration Credit Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had $4,555,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was
$275,833,000. Net unrealized loss aggregated $1,032,000 at period-end, of which $5,676,000 related to appreciated investments and $6,708,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an annual all-inclusive fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio

T. ROWE PRICE Institutional Long Duration Credit Fund

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E151-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025